STOCKHOLDERS' EQUITY (Details Narrative 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Plato and Associates Note	Jun. 30, 2013 Plato and Associates Note	Mar. 21, 2013 Promissory Notes - June 2012 Notes Issuance	Jun. 19, 2012 Promissory Notes - June 2012 Notes Issuance	Feb. 24, 2012 Promissory Notes - February 2012 Notes Issuance	Mar. 31, 2012 Company Warrants	Jun. 30, 2013 Company Warrants Sancilio & Company	May 10, 2013 Company Warrants Sancilio & Company	May 31, 2013 Company Warrants Sancilio & Company	Jun. 30, 2013 Company Warrants Lower Range	Jun. 30, 2013 Company Warrants Upper Range	Jun. 19, 2012 Warrants Tranche 1 Promissory Notes - June 2012 Notes Issuance	Feb. 24, 2012 Warrants Tranche 1 Promissory Notes - February 2012 Notes Issuance	Jun. 19, 2012 Warrants Tranche 2 Promissory Notes - June 2012 Notes Issuance	Feb. 24, 2012 Warrants Tranche 2 Promissory Notes - February 2012 Notes Issuance	Jun. 30, 2013 Company Warrants	Dec. 31, 2012 Company Warrants	Dec. 31, 2011 Company Warrants
Warrants:
Warrants outstanding					12,193,499	3,057,627																	14,293,499	12,193,499
Warrant Exercise Price																	0.24	3.20					1.79
Warrants Issued in conjunction with debt								1,250,000			7,000,000	9,000,000							6,000,000		1,000,000
Exercise Price per share of warrants issued								3.20				0.38							2.00	0.38	3.00	0.38
Warrants Fair Value								$ 1,711,956			$ 9,424,982			$ 462,196	$ 405,066					$ 10,505,247		$ 6,124,873		$ 27,618,722	$ 474,267
Expected term								6 years			5 years	5 years	5 years	5 years	5 years
Volatility rate								44.29%			44.64%	44.50%	44.81%	45.84%	45.89%
Risk-free rate								0.88%			0.75%	0.89%	1.04%	1.41%	1.12%
Dividend yield								0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Deferred Financing Costs									1,051,988
Financing costs	395,981		659,968								1,649,890
Amortization of debt discount					1,604,240	28,719	0			885,709		859,647
Warrants Issued - Note Modification																				5,685,300
Warrants Issued - new Funding																						3,314,700
Warrants forfeited																833,000								(51,142)
Warrants granted													31,000			850,000							2,100,000	17,332,500	3,057,627
Warrants vested in period														283,333	283,333
Consulting expense recognized for warrants issued for services													29,736		405,066
Warrants recorded to prepaid expense - short term														154,068
Warrants recorded to prepaid expense - long term	1,980,519		1,980,519		953,655	80,515	0							308,128
Unvested warrants														283,334
Unamortized costs warrants																							$ 3,995,000	$ 93,000	$ 349,000